15. Non-financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	$ 323,078	$ 205,923
Vacation and statutory bonus
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	119,196	88,647
Contributions payable
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	50,113	39,204
Bonus accrual
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	144,418	73,405
Other
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	$ 9,351	$ 4,667